Cash And Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023
Cash and cash equivalents [abstract]
Cash on hand	$ 9	$ 5
Cash in bank	124,283	54,898
Time deposits	27,693	18,047
Total cash and cash equivalents	$ 151,985	$ 72,950	$ 43,470	$ 27,666